Post-employment Benefit Plans - Breakdown of Benefit Obligation (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Total countries [Domain Member]
Defined benefit obligation related to
Active plan participants	€ 6,514	€ 6,859
Participants in deferred status	5,408	5,357
Participants in payment status	6,724	6,897
Defined benefit obligation	18,646	19,113
Fair value of plan assets	€ 18,211	€ 18,519
Funding ratio (in %)	97.70%	96.90%
Germany [Member]
Defined benefit obligation related to
Active plan participants	€ 4,823	€ 4,884
Participants in deferred status	2,196	2,139
Participants in payment status	5,071	4,955
Defined benefit obligation	12,090	11,978
Fair value of plan assets	€ 11,003	€ 10,975
Funding ratio (in %)	91.00%	91.60%
UK [Member]
Defined benefit obligation related to
Active plan participants	€ 688	€ 791
Participants in deferred status	2,583	2,559
Participants in payment status	905	1,146
Defined benefit obligation	4,176	4,496
Fair value of plan assets	€ 5,202	€ 5,352
Funding ratio (in %)	124.60%	119.00%
US [Member]
Defined benefit obligation related to
Active plan participants	€ 363	€ 443
Participants in deferred status	536	560
Participants in payment status	502	545
Defined benefit obligation	1,401	1,548
Fair value of plan assets	€ 1,091	€ 1,219
Funding ratio (in %)	77.90%	78.70%
Other [Member]
Defined benefit obligation related to
Active plan participants	€ 640	€ 741
Participants in deferred status	93	99
Participants in payment status	246	251
Defined benefit obligation	979	1,091
Fair value of plan assets	€ 915	€ 973
Funding ratio (in %)	93.50%	89.20%